Annual Fund Operating Expenses - Calvert Management Series	Sep. 30, 2025
Calvert Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 15, 2023
Calvert Global Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.17%	[1]
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(1.07%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Calvert Global Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.17%	[1]
Expenses (as a percentage of Assets)	1.97%
Fee Waiver or Reimbursement	(1.07%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
Calvert Global Small-Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 15, 2023
Calvert Global Small-Cap Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.64%)	[3]
Net Expenses (as a percentage of Assets)	1.31%
Calvert Global Small-Cap Equity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	2.70%
Fee Waiver or Reimbursement	(0.64%)	[3]
Net Expenses (as a percentage of Assets)	2.06%
Calvert Global Small-Cap Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.64%)	[3]
Net Expenses (as a percentage of Assets)	1.06%
Calvert Floating-Rate Advantage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Calvert Floating-Rate Advantage Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.13%	[4]
Expenses (as a percentage of Assets)	3.12%
Fee Waiver or Reimbursement	(0.33%)	[5]
Net Expenses (as a percentage of Assets)	2.79%
Calvert Floating-Rate Advantage Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.13%	[4]
Expenses (as a percentage of Assets)	2.87%
Fee Waiver or Reimbursement	(0.33%)	[5]
Net Expenses (as a percentage of Assets)	2.54%
Calvert Floating-Rate Advantage Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.03%	[4]
Expenses (as a percentage of Assets)	2.77%
Fee Waiver or Reimbursement	(0.33%)	[5]
Net Expenses (as a percentage of Assets)	2.44%

[1]
1	Includes Interest Expense of 0.01%.

[2]
2	Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares and 0.89% for Class I shares. This expense reimbursement will remain in effect for a five year period from the closing date of the reorganization on September 15, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM and EVAIL may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[3]
1	Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.31% for Class A shares, 2.06% for Class C shares and 1.06% for Class I shares. This expense reimbursement will remain in effect for a five year period from the closing date of the reorganization on September 15, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM and EVAIL may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[4]
1	Other expenses include estimated borrowing costs of 1.74% based on the outstanding borrowings and related costs during the Fund’s most recent fiscal year. The actual amount of borrowing costs borne by the Fund will vary over time based on the Fund’s use of borrowings and variations in market interest rates.

[5]
2	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s other expenses (excluding borrowing costs) in excess of 0.06% annually for each class. This expense reimbursement will continue through February 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.